Borrowings - Schedule (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Oct. 29, 2009
Debt Instrument [Line Items]
Senior Notes	$ 375,000	$ 375,000
Loans Payable	36,708	25,321
Notes Payable	31,109	34,447
Total borrowings	542,912	434,768
Less: current portion	(9,965)	(6,351)
Less: deferred financing costs, net	(10,166)	(6,820)
Total long-term borrowings	522,781	421,597
BBVA Loan
Debt Instrument [Line Items]
Loans Payable	23,250	25,000
Loan for Nazira
Debt Instrument [Line Items]
Loans Payable	253	321	$ 817
Term Loan B Facility
Debt Instrument [Line Items]
Loans Payable	100,000	0
Less: deferred financing costs, net	(4,331)
Term Bank loan
Debt Instrument [Line Items]
Loans Payable	$ 13,300	$ 0